Equity Earnings (Loss) of Joint Ventures (Tables)	12 Months Ended
Jul. 02, 2017
VAST LLC
Summarized Statements of Operations and Balance Sheet Data

The following are summarized statements of operations and summarized balance sheet data for VAST LLC (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Net sales	$128,963	$114,338	$124,929
Cost of goods sold	101,910	94,060	105,132
Gross profit	27,053	20,278	19,797
Engineering, selling and administrative expense	19,710	15,866	16,155
Impairment charge	—	6,000	—
Income (loss) from operations	7,343	(1,588)	3,642
Other income (expense), net	1,662	(115)	123
Income (loss) before provision for income taxes	9,005	(1,703)	3,765
Provision for income taxes	1,235	168	41
Net income (loss)	$7,770	$(1,871)	$3,724
STRATTEC’s share of VAST LLC net
income (loss)	$2,590	$(624)	$1,241
Intercompany profit eliminations	3	(15)	10
STRATTEC’s equity earnings (loss) of VAST LLC	$2,593	$(639)	$1,251

	July 2, 2017	July 3, 2016
Cash and cash equivalents	$11,757	$6,584
Receivables, net	41,942	24,557
Inventories, net	15,185	13,500
Other current assets	11,782	13,007
Total current assets	80,666	57,648
Property, plant and equipment, net	31,017	26,557
Other long-term assets	12,850	11,086
Total assets	$124,533	$95,291
Current liabilities	$70,753	$50,462
Long-term liabilities	2,960	2,019
Total liabilities	$73,713	$52,481
Net assets	$50,820	$42,810
STRATTEC’s share of VAST LLC net assets	$16,940	$14,270

SAL LLC
Summarized Statements of Operations and Balance Sheet Data

The following are summarized statements of operations and summarized balance sheet data for SAL LLC (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Net sales	$369	$603	$49
Cost of goods sold	610	382	450
Gross (loss) profit	(241)	221	(401)
Engineering, selling and administrative expense	1,534	1,311	1,492
Loss from operations	(1,775)	(1,090)	(1,893)
Other expense, net	(155)	(34)	(4)
Net loss	$(1,930)	$(1,124)	$(1,897)
STRATTEC’s share of SAL LLC loss	$(1,927)	$(1,124)	$(1,328)
Loss on guarantee of SAL LLC vendor contract	—	—	(123)
Loss on loan to SAL LLC	—	(225)	(100)
Loss on guarantee of SAL LLC credit facility	—	(247)	(488)
STRATTEC’s equity loss of SAL LLC	$(1,927)	$(1,596)	$(2,039)

	July 2, 2017	July 3, 2016
Cash and cash equivalents	$11	$21
Receivables, net	11	60
Inventories, net	345	283
Total assets	$367	$364
Current liabilities	$3,189	$1,256
Net liabilities	$(2,822)	$(892)
STRATTEC’s share of SAL LLC net liabilities	$(1,439)	$(455)

VAST LLC and SAL LLC
Summarize of Related Party Transaction

We have sales of component parts to VAST LLC and SAL LLC, purchases of component parts from VAST LLC, expenses charged to VAST LLC for engineering and accounting services and expenses charged from VAST LLC to STRATTEC for general headquarter expenses. The following tables summarize the related party transactions with VAST LLC and SAL LLC for the periods indicated (thousands of dollars):

	Years Ended
	July 2, 2017	July 3, 2016	June 28, 2015
Sales to VAST LLC	$1,966	$304	$2,298
Sales to SAL LLC	$234	$363	$157
Purchases from VAST LLC	$245	$149	$164
Expenses charged to VAST LLC	$843	$1,034	$832
Expenses charged from VAST LLC	$1,134	$1,526	$1,825

	July 2, 2017	July 3, 2016
Accounts receivable from VAST LLC	$—	$55
Accounts receivable from SAL LLC (A)	$—	$450
Current loan receivable from SAL LLC (A)	$—	$325
Long-term loan receivable from VAST LLC	$300	$400
Accounts payable to VAST LLC	$—	$213

(A)

As of July 2, 2017, outstanding loan and accounts receivable balances due from SAL LLC to STRATTEC totaled $2.6 million and $185,000, respectively. As of July 2, 2017, these outstanding balances have been offset against our investment in SAL LLC, which is included in Other Current Liabilities in the Consolidated Balance Sheet. As of July 3, 2016, a valuation allowance was established for the full amount of the outstanding loan balance of $325,000 due from SAL LLC to STRATTEC.